INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2021
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Continuing operations:
– Current income (expense)/tax benefit	(2,751)	876	(326)	(33)
– Deferred income tax expense	1,107	1,678	—	—
	(1,644)	2,554	(326)	(33)
Discontinued operations:
– Current income tax expense	(12,941)	(2,992)	—	—
Total income tax expense	(14,585)	(438)	(326)	(33)

Schedule of Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Loss before tax from continuing operations	(1,352,748)	(1,360,463)	(2,040,999)	(732,599)
Loss before tax from discontinued operations	(173,583)	(659,458)	(455,177)	295,744
Loss before tax	(1,526,331)	(2,019,921)	(2,496,176)	(436,855)
Income tax computed at PRC statutory tax rate	(381,583)	(504,980)	(624,044)	(109,214)
Effect of different tax rate	(21,369)	42,085	16,601	3,177
Non-deductible expense	93,925	180,699	167,020	74,248
Change of valuation allowance	294,442	281,758	440,097	31,756
	(14,585)	(438)	(326)	(33)

Schedule of significant components of the deferred tax assets and liabilities

	March 31,	March 31,
	2020	2021
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	803,540	904,496
Deductible advertising expense	543,471	543,743
Provision for credit losses	488,629	511,528
Accruals	138,468	46,097
Less: valuation allowance	(1,974,108)	(2,005,864)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Balance at beginning of the period	(957,811)	(1,252,253)	(1,534,011)	(1,974,108)
Changes of valuation allowance	(294,442)	(281,758)	(440,097)	(31,756)
Balance at end of the period	(1,252,253)	(1,534,011)	(1,974,108)	(2,005,864)